RELATED PARTY TRANSACTIONS - Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Interest Income from Mondee Group Loan	$ 127	$ 124
Service fee from Mondee Group LLC	967
Rent expense - from Mike Melham	17	17
Metaminds Software | Offshore IT, sales support and other services
Related Party Transaction [Line Items]
Services received from related parties		35	$ 90	$ 428
Metaminds Software | Offshore software development services
Related Party Transaction [Line Items]
Services received from related parties			362	1,230
Repayment of notes to related party		140
Metaminds Technologies | Offshore IT, sales support and other services
Related Party Transaction [Line Items]
Services received from related parties	54	58	230	243
Metaminds Technologies | Offshore software development services
Related Party Transaction [Line Items]
Services received from related parties			919	374
Interest Income from Mondee Group Loan	216	234
Metaminds Global | Offshore IT, sales support and other services
Related Party Transaction [Line Items]
Services received from related parties			208	720
Metaminds Global | Offshore software development services
Related Party Transaction [Line Items]
Services received from related parties			831	1,036
Repayment of notes to related party	78	39
Service fee from Mondee Group LLC	$ 312	$ 154
Mondee Group LLC
Related Party Transaction [Line Items]
Repayment of notes to related party				5,034
Service fee from Mondee Group LLC			1,223
Mondee Group Loan
Related Party Transaction [Line Items]
Interest Income from Mondee Group Loan			505	496
LBF Travel Inc
Related Party Transaction [Line Items]
Repayment of notes to related party				1,750
Mike Melham
Related Party Transaction [Line Items]
Rent expense - from Mike Melham			$ 86	$ 86